EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 609	$ 166
Adoption of new accounting standards	(7)	0
Acquisitions through business combinations	310	231
Additions	267	208
Dispositions	(599)	0
Share of net income	10	69	$ 68
Share of other comprehensive income	(1)	(5)
Distributions received	(29)	(59)
Foreign currency translation	(19)	(1)
Balance at end of period	$ 541	$ 609	$ 166